Expense Example - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO - Fidelity SAI Global ex U.S. Low Volatility Index Fund - Fidelity SAI Global ex U.S. Low Volatility Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 23
3 years	$ 71